Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
PRC	¥15,240,940	¥(501,808)	¥19,653,549	$3,167,577
Cayman Islands	(15,253,126)	(6,662,406)	(8,041,344)	(1,296,030)
Income (Loss) before income tax	¥(12,186)	¥(7,164,214)	¥11,612,205	$1,871,547

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
Current tax before tax loss carry forwards (set-off)	¥13,330,732	¥891,449	¥3,656,684	$589,350
Tax loss carry forwards (set-off)	59,638	15,098	59,324	9,561
Current income taxes	13,390,370	906,547	3,716,008	598,911
Deferred income taxes	(8,892,940)	(619,251)	509,041	82,043
Total income tax expenses	¥4,497,430	¥287,296	¥4,225,049	$680,954

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
Income tax expense (benefit) computed at statutory tax rate of 25%	¥(3,046)	¥(1,791,053)	¥2,903,051	$467,887
Difference in tax rate of the Company outside the PRC	3,813,282	1,665,601	2,010,336	324,007
Effect of tax holiday for a subsidiary	(1,547,949)	44,142	(1,989,084)	(320,582)
Non-deductible expenses	2,799,105	396,408	1,241,422	200,081
Tax loss carry forward (set-off)	59,638	15,098	59,324	9,561
Deferred tax benefit	(623,600)	(42,900)	-	-
Income tax expenses	¥4,497,430	¥287,296	¥4,225,049	$680,954

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Deferred Tax Assets:
Net operating loss carry forwards	¥237,193	¥134,060	$21,607
Allowance for doubtful accounts and write offs	2,266,888	2,220,401	357,864
Inventory provision	512,335	653,414	105,311
Accruals and others	5,022,822	5,187,854	836,130
Intangible assets impairment	980,504	980,504	158,029
Valuation allowance	(237,193)	(134,060)	(21,607)
Total deferred tax assets	¥8,782,549	¥9,042,173	$1,457,334

Deferred Tax Liabilities:
Fix assets depreciation	¥-	¥(60,867)	$(9,810)
Refundable value added tax	(307,089)	(1,014,887)	(163,570)
Total deferred tax liabilities	¥(307,089)	¥(1,075,754)	$(173,380)

Net deferred tax assets	¥8,475,460	¥7,966,419	$1,283,954